Cover	12 Months Ended
Jun. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Jun. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Millennium Group International Holdings Limited
Entity Central Index Key	0001903995
Entity File Number	001-41568
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Flat B-C, 1st Floor
Entity Address, Address Line Two	Wang Kwong Industrial Building
Entity Address, Address Line Three	45 Hung To Road
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.002 per share
Trading Symbol	MGIH
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	11,250,000
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Ming Yan Lai
Entity Address, Address Line One	Flat B-C, 1st Floor
Entity Address, Address Line Two	Wang Kwong Industrial Building
Entity Address, Address Line Three	45 Hung To Road
Entity Address, City or Town	Kwun Tong
Entity Address, Country	HK
Entity Address, Postal Zip Code	999077
Entity Phone Fax Numbers [Line Items]
City Area Code	+852
Local Phone Number	36195768